                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 2-86837


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE
                               AMERICAN PATHWAY II
                           VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2003

--------------------------------------------------------------------------------

Effective January 16, 2004, pursuant to an order granted by the Securities and Exchange Commission, the variable portfolios available for investment under the Anchor Pathway Fund as listed below have been substituted by portfolios of the American Funds Insurance Series as follows:


        CURRENT PORTFOLIOS OF THE              REPLACEMENT PORTFOLIOS OF
        ANCHOR PATHWAY FUND                    AMERICAN FUNDS INSURANCE SERIES
        -------------------                    -------------------------------
        Growth Series                    ->    Growth Fund

        International Series             ->    International Fund

        Growth-Income Series             ->    Growth-Income Fund

        Asset Allocation Series          ->    Asset Allocation Fund

        High-Yield Bond Series           ->    High-Income Bond Fund

        U.S. Government/AAA-Rated        ->    U.S. Government/AAA-Rated
        Securities Series                      Securities Fund

        Cash Management Series           ->    Cash Management Fund

        For a period of at least thirty (30) days from the date of this supplement, you may transfer assets, as substituted, to any other available variable portfolio without charge and without that transfer being counted against any limit on free transfers.



Date: January 16, 2004


                Please keep this Supplement with your Prospectus



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